SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues		$ 245,627	$ 279,332	$ 253,335
Operating Income
Total operating income for reportable segments		27,831	22,654	62,378
Other income, net		(272)	(26)	13,138
Consolidated income before taxes on income		29,039	23,204	76,233
Assets
Current assets		179,435	174,150
Property and equipment, net		37,653	45,900	50,460
Total assets		312,472	339,235	373,792
Other significant items
Expenditures for assets		7,258	12,940	16,214
Asset expenditures, reportable segments and unallocated amounts		10,234	18,299	21,382
Depreciation, amortization and impairment for reportable segments		14,479	17,154	9,116
Depreciation and amortization		33,000	48,997	14,608
Segment Reconciling Items [Member]
Operating Income
Financing income, net		1,480	576	717
Assets
Current assets		117,295	88,777	103,994
Investments in affiliated and other companies		2,171	4,926	7,644
Property and equipment, net		17,180	20,877	20,074
Other unallocated amounts		23,600	28,094	41,524
Other significant items
Expenditure for assets unallocated amounts		2,976	5,359	5,168
Depreciation and amortization, unallocated amounts		4,352	5,689	5,492
Reportable Segment [Member]
Assets
Total assets	[1]	152,226	196,561	200,556
Other significant items
Expenditures for assets		7,258	12,940	16,214
Depreciation, amortization and impairment for reportable segments		$ 28,648	$ 43,308	$ 9,116

[1]	Including goodwill.